Consolidated Segment Data - Schedule of Segment Reporting (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	[1]	$ 20,578,340	$ 18,189,274	$ 10,193,590
Income (loss) from operations		168,824	(450,703)	(14,577,928)
Corporate other (expenses) income, net		956,753	758,073	(3,441,369)
Corporate interest income		36,381	7,900	17,420
Corporate interest expense		(484,403)	(450,024)	(498,931)
Corporate warrant income (expense)			3,720	34,175
Income (loss) before income taxes		677,555	(131,034)	(18,466,633)
Income tax benefit (expense)		1,201,231	1,070,343	(57,844)
Net income (loss)		1,878,786	939,309	(18,524,477)
Net (income) loss attributable to the non-controlling interest		(186,803)	(80,704)	353,876
Net income (loss) attributable to the Company		1,691,983	858,605	(18,170,601)
Non-cash employee compensation		584,629	487,407	273,102
Depreciation and amortization		3,674,537	2,856,906	2,581,756
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers		830,266	422,388	1,995,046
Inventory obsolescence provision		30,403	176,570	324,581
Impairment of intangible assets and goodwill				4,442,367
Impairment of long-term investments		45,400
Total assets		41,615,814	37,530,503
TIT Segment [Member]
Revenues	[1]	383,420	1,239,002	1,488,882
Income (loss) from operations		(528,891)	(979,973)	(3,452,860)
Non-cash employee compensation
Depreciation and amortization		13,941	36,018	48,155
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers		(438,378)	273,706	918,960
Inventory obsolescence provision		9,261	158,357	278,233
Impairment of intangible assets and goodwill
Impairment of long-term investments
Total assets		7,056,968	8,259,907
CBT Segment [Member]
Revenues	[1]	20,194,920	16,950,272	8,704,708
Income (loss) from operations		2,391,930	1,934,001	(8,983,828)
Non-cash employee compensation
Depreciation and amortization		3,660,596	2,820,888	2,513,780
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers		1,268,644	148,682	1,076,086
Inventory obsolescence provision		21,142	18,213	46,348
Impairment of intangible assets and goodwill				4,442,367
Impairment of long-term investments		45,400
Total assets		34,529,491	29,125,686
Corporate and Others [Member]
Income (loss) from operations	[2]	(1,694,215)	(1,404,731)	(2,141,240)
Non-cash employee compensation		584,629	487,407	273,102
Depreciation and amortization				19,821
Provisions for bad debt allowance on accounts receivable, other receivable and advances to suppliers
Total assets		$ 29,355	$ 144,910

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	Includes non-cash compensation, professional fees and consultancy fees for the Company.